Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Consolidated net income (loss)	$ (103.2)	$ 59.3	$ 120.1
Add (deduct) items to reconcile consolidated net income (loss) to net cash provided by operating activities:
Foreign currency transaction losses	8.4	7.4	6.5
Employee stock compensation	9.4	10.4	12.5
Depreciation and amortization of properties	57.5	52.0	46.7
Depreciation and amortization of outsourcing assets	55.7	58.1	53.5
Amortization of marketable software	66.9	58.5	59.4
Other non-cash operating activities	4.6	7.8	(0.6)
Disposal of capital assets	9.7	1.8	2.0
(Gain) loss on sale of businesses and assets		(0.7)	1.5
Pension contributions	(148.3)	(183.4)	(147.2)
Pension expense	108.7	73.8	93.5
Decrease in deferred income taxes, net	1.2	24.8	29.4
Increase in receivables, net	(11.5)	(14.3)	(63.5)
(Increase) decrease in inventories	(3.7)	6.3	(6.5)
Decrease (increase) in other assets	14.4	(23.7)	(16.5)
(Increase) decrease in accounts payable and other accrued liabilities	(61.1)	14.4	1.9
Decrease in other liabilities	(7.5)	(31.1)	(5.3)
Net cash provided by operating activities	1.2	121.4	187.4
Cash flows from investing activities
Proceeds from investments	3,831.6	5,654.0	5,315.9
Purchases of investments	(3,806.2)	(5,640.3)	(5,325.8)
Investment in marketable software	(62.1)	(73.6)	(64.3)
Capital additions of properties	(49.6)	(53.3)	(47.2)
Capital additions of outsourcing assets	(102.0)	(85.9)	(39.9)
Other	10.4	3.8	(1.4)
Net cash used for investing activities	(177.9)	(195.3)	(162.7)
Cash flows from financing activities
Proceeds from exercise of stock options	3.7	3.4	4.9
Net proceeds from short-term debt	65.8
Net proceeds from long-term debt	31.8
Payments of long-term debt	(10.4)
Financing fees	(0.3)	(0.6)
Common stock repurchases		(35.7)	(11.7)
Dividends paid on preferred stock		(4.0)	(16.2)
Net cash provided by (used for) financing activities	90.6	(36.9)	(23.0)
Effect of exchange rate changes on cash and cash equivalents	(43.0)	(34.7)	(17.5)
Decrease in cash and cash equivalents	(129.1)	(145.5)	(15.8)
Cash and cash equivalents, beginning of year	494.3	639.8	655.6
Cash and cash equivalents, end of year	$ 365.2	$ 494.3	$ 639.8